Promissory Notes (Details) (USD $)	Dec. 31, 2012		Mar. 31, 2012
Schedule of long term promissory notes
Discounted principal	$ 4,003,255
Principal	100,000
Accrued interest	177,291
Note converted	(104,000)
Promissory notes current and non-current	4,176,546
Less: promissory notes - current	966,902	[1]	[1]
Promissory notes - long-term	3,209,644	[1]	[1]
PGG [Member]
Schedule of long term promissory notes
Discounted principal	4,003,255
Principal
Accrued interest	173,291
Note converted
Promissory notes current and non-current	4,176,546
Less: promissory notes - current	(966,902)
Promissory notes - long-term	3,209,644
Denali [Member]
Schedule of long term promissory notes
Discounted principal
Principal	100,000
Accrued interest	4,000
Note converted	(104,000)
Promissory notes current and non-current
Less: promissory notes - current
Promissory notes - long-term

[1]	(6)